Summary of Significant Accounting Policies (Details 5)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Logistics platform [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years	3 years